EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
Weighted average number of ordinary shares (000s)	96,855	77,916	95,349	77,887
The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net loss from discontinued operations and net loss attributable to Frontline Ltd. are as follows:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	(78,230)	(119,796)	(90,315)	(138,002)
Net loss from discontinued operations	—	(481)	—	(1,030)
Net loss attributable to Frontline Ltd.	(78,230)	(120,277)	(90,315)	(139,032)